Business Combinations - Summary of Loss Recorded on Disposition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Carrying value of net assets divested		$ (10,182)
Closing net working capital		(552)
Cash received for disposition at closing		500
Cash expected to be received post-closing		600
Gain/(loss) on divestitures, net	$ 0	$ (9,634)